RYDEX VARIABLE TRUST

                      ALL-ASSET CONSERVATIVE STRATEGY FUND
                        ALL-ASSET MODERATE STRATEGY FUND
                       ALL-ASSET AGGRESSIVE STRATEGY FUND
                     ALTERNATIVE STRATEGIES ALLOCATION FUND
                    (EACH A "FUND" AND TOGETHER THE "FUNDS")

                      SUPPLEMENT DATED JUNE 21, 2010 TO THE
           PROSPECTUS DATED MAY 1, 2010, AND ALL SUPPLEMENTS THERETO.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS LISTED ABOVE (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

1. Effective on or about June 21, 2010, the following paragraph is included in each Fund's principal investment strategy:

     THE FUND MAY ALSO INVEST IN ETFS, OTHER POOLED INVESTMENT VEHICLES, INDEX SWAPS, FUTURES CONTRACTS, AND OPTIONS ON SECURITIES, FUTURES CONTRACTS AND INDICES TO ENABLE THE FUND TO PURSUE ITS INVESTMENT OBJECTIVE EFFICIENTLY IN GAINING OR HEDGING EXPOSURE TO VARIOUS MARKET FACTORS OR TO BETTER MANAGE ITS RISK AND CASH POSITIONS. IN AN EFFORT TO ENSURE THAT THE FUND IS FULLY INVESTED ON A DAY-TO-DAY BASIS, THE FUND MAY CONDUCT ANY NECESSARY TRADING ACTIVITY AT OR JUST PRIOR TO THE CLOSE OF THE U.S. FINANCIAL MARKETS.

2. Effective on or about June 21, 2010 certain of the target allocation ranges for the All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Aggressive Strategy Fund (each an "Asset Allocation Fund" and collectively, the "Asset Allocation Funds") will be modified. The old and new target allocation ranges for each Asset Allocation Fund are as follows (please note that not all of the target allocation ranges have changed and, therefore, certain of the old and new target allocation ranges in the chart below are the same):

------------------------------------------------------------------------------------------------------------------------
FUND                                                TARGET RISK          TARGET ALLOCATION RANGE   TARGET ALLOCATION
                                                                         (CURRENT)                 RANGE (NEW)
------------------------------------------------------------------------------------------------------------------------
ALL-ASSET CONSERVATIVE STRATEGY FUND                Low
------------------------------------------------------------------------------------------------------------------------
Equity                                                                   20-50%                    15-60%
------------------------------------------------------------------------------------------------------------------------
Fixed-Income/Money Market                                                20-70%                    20-70%
------------------------------------------------------------------------------------------------------------------------
Alternative                                                              0-35%                     0-55%
------------------------------------------------------------------------------------------------------------------------
ALL-ASSET MODERATE STRATEGY FUND                    Medium
------------------------------------------------------------------------------------------------------------------------
Equity                                                                   30-70%                    20-75%
------------------------------------------------------------------------------------------------------------------------
Fixed-Income/Money Market                                                10-50%                    10-60%
------------------------------------------------------------------------------------------------------------------------
Alternative                                                              0-40%                     0-55%
------------------------------------------------------------------------------------------------------------------------
ALL-ASSET AGGRESSIVE STRATEGY FUND                  High
------------------------------------------------------------------------------------------------------------------------
Equity                                                                   50-90%                    30-90%
------------------------------------------------------------------------------------------------------------------------
Fixed-Income/Money Market                                                5-30%                     0-40%
------------------------------------------------------------------------------------------------------------------------
Alternative                                                              0-45%                     0-55%
------------------------------------------------------------------------------------------------------------------------

3.   DESCRIPTION OF NEW UNDERLYING FUND FOR THE ASSET ALLOCATION FUNDS

     On or about June 21, 2010, the Asset Allocation Funds may invest in the SBL Fund Series D (Global Series). Therefore, the SBL Fund Series D (Global Series) should be added as an underlying fund to each Asset Allocation Fund's "Principal Investment Strategy" section. The SBL Fund Series D

     (Global Series) seeks long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States. A prospectus and statement of additional information for the SBL Fund Series D (Global Series) may be obtained by visiting the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

     Please note that the Advisor may change each Asset Allocation Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

4. DESCRIPTIONS OF NEW UNDERLYING FUNDS FOR THE ALTERNATIVE STRATEGIES ALLOCATION FUND

     On or about June 21, 2010, the Alternative Strategies Allocation Fund may invest in the Rydex Variable Trust U.S. Long Short Momentum Fund and the Rydex Variable Trust International Long Short Select Fund. Therefore, the Rydex Variable Trust U.S. Long Short Momentum Fund and the Rydex Variable Trust International Long Short Select Fund should be added as underlying funds to the Alternative Strategies Allocation Fund's "Principal Investment Strategy" section. The Rydex Variable Trust U.S. Long Short Momentum Fund seeks long-term capital appreciation and to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Rydex Variable Trust International Long Short Select Fund seeks long-term capital appreciation and to pursue an international long/short strategy by purchasing foreign common and preferred stocks or convertible stocks of companies that the Sub-Advisor believes will outperform the market and by selling short those foreign common and preferred stocks believed to be overvalued or expected to underperform the market. A prospectus and statement of additional information for each series of Rydex Variable Trust may be requested by calling Rydex Client Services at 800.820.0888, or visiting the SEC's website at www.sec.gov.

     Please note that the Advisor may change the Alternative Strategies Allocation Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.


--------------------------------------------------------------------------------
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



VTSA6-SUP-1-0610x0511


                                       2